Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES [Abstract]
Commitments
The following table sets forth the Group’s commitments as of December 31, 2022 (in thousands):

	2023	2024	2025	2026	2027	Thereafter	Total Payments Required
Royalties and expenditures for licensed content of games	$10,279	5,600	2,513	0	0	0	18,392
Purchase of bandwidth	11,555	450	30	14	8	0	12,057
Purchase of content and services	8,963	329	74	0	0	0	9,366
Operating lease obligations	3,090	2,321	34	0	0	0	5,445
Others	292	18	3	0	0	0	313

Total Payments Required	$34,179	8,718	2,654	14	8	0	45,573